SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2012
SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA [Abstract]
SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA
Note 18:-	Selected supplementary statements of income data

a.	Finance expense, net:

	Year ended December 31,
	2010	2011	2012

Financial expenses:

Interest in respect of long-term loans	$1,440	$1,049	$461
Interest in respect of short-term loans	126	620	1,187
Interest in respect of loans to related parties	-	106	299
Changes in derivatives fair value	485	3,823	1,169
Foreign exchange transactions losses	764	-	177

	2,815	5,598	3,293
Financial income:

Income in respect of loans to related parties	73	-	-
Income interest from loans to others	53	68	-
Income in respect of cash and cash equivalent and short-term bank deposits	319	218	520
Foreign exchange transactions gains	-	537	-

	445	823	520

Financial expenses, net	$2,370	$4,775	$2,773

b.	Net earnings per share:

The following table sets forth the computation of basic and diluted net earnings per share:

Numerator:

	Year ended December 31,
	2010	2011	2012

Net income attributable to controlling interest, as reported	$28,658	$29,052	$39,632

Deduct:
Dividend attributable to preferred shareholders	8,312	8,376	-

Numerator for basic and diluted net income per share	$20,346	$20,676	$39,632

Denominator:

	Year ended December 31,
	2010	2011	2012

Denominator for basic income per share	19,565,000	19,565,000	32,641,701
Effect of dilutive stock options granted	-	-	58,047
Denominator for diluted income per share	19,565,000	19,565,000	32,699,748

EPS:

	Year ended December 31,
	2010	2011	2012

Basic earnings per share	$1.04	$1.06	$1.21
Diluted earnings per share	$1.04	$1.06	$1.21